Cash and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Restricted Cash [Abstract]
CASH AND RESTRICTED CASH

4. CASH AND RESTRICTED CASH

	As of December 31,
	2023	2024
Cash in hand	$1	$1
Deposits in banks	176	97
Total cash	$177	$98
Deposits in banks frozen by the other of the Taizhou Intermediate People’s Court (see Note 16 for further detail)	1,562	—
Collateral for the credit of a business credit card	3	3
Total restricted cash	1,565	3
Total cash and restricted cash	1,742	101

On February 22, 2024, the RMB 11,129 thousand ($1,547) of restricted cash, which was deposits in banks frozen by the Taizhou Intermediate People’s Court, was transferred to New District Administrative Committee (see Note 16 for further detail).